Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 14, 2021	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 11, 2024	Apr. 08, 2024
Initial Public Offering
Common stock, par value (In dollars per share)		$ 0.001	$ 0.001	$ 0.001
Class A common stock
Initial Public Offering
Common stock, par value (In dollars per share)		0.001	0.001
Southport Acquisition Corp
Initial Public Offering
Share price		$ 9.2	$ 9.2
Common stock, par value (In dollars per share)					$ 0.0001
Cash		$ 328,610	$ 494,974	$ 2,171,553
Underwriting fees	$ 4,600,000
Southport Acquisition Corp | IPO
Initial Public Offering
Number of shares issued	23,000,000
Share price	$ 10
Proceeds from sale of Units, net of underwriting discounts paid	$ 230,000,000
Offering cost	13,935,218
Underwriting fees	4,600,000
Deferred underwriting fees	8,050,000
Other offering costs	$ 1,285,218
Southport Acquisition Corp | IPO | Public Warrants
Initial Public Offering
Number of warrants in a unit	0.5
Southport Acquisition Corp | Initial Public Offering, Over-Allotment and the Private Placement
Initial Public Offering
Number of shares issued	3,000,000
Share price	$ 10.2
Proceeds from sale of Units, net of underwriting discounts paid	$ 234,600,000
Maturity term of U.S. government securities	185 days
Proceeds held in trust account		$ 438,166	$ 429,151	$ 44,709,805
Southport Acquisition Corp | Class A common stock
Initial Public Offering
Share price		$ 9.2	$ 9.2
Number of shares in a unit						1
Common stock, par value (In dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Number of warrants in a unit						0.5
Number of shares issuable per warrant (in shares)						1
Exercise price of warrants (in dollars per share)						$ 11.5
Southport Acquisition Corp | Class A common stock | Public Warrants
Initial Public Offering
Number of shares issuable per warrant (in shares)					0.1
Southport Acquisition Corp | Class A common stock | IPO
Initial Public Offering
Number of shares in a unit	1
Common stock, par value (In dollars per share)	$ 0.0001
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.5